THE BUSINESS COMBINATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
	Aug. 13, 2021	Sep. 30, 2021
Debt Instrument [Line Items]
Proceed from business combination	$ 17,500,000
Restricted stock units issued		11,500,000
Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Conversion price		$ 12.50